CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	(Accumulated deficits) retained earnings [Member]	Accumulated other comprehensive Income (loss) [Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Non-controlling Interest [Member]
Beginning Balance, shares at Dec. 31, 2013		119,134,135
Beginning Balance at Dec. 31, 2013	$ 291,343	$ 128	$ 313,912	$ (9,860)	$ (73,443)	$ 40,229	$ 270,966	$ 20,377
Ordinary shares issued for share based compensation, shares		808,278
Ordinary shares issued for share based compensation	624			624			624
Share-based compensation	1,359		1,359				1,359
Foreign currency translation adjustment	(6,874)					(6,414)	(6,414)	(460)
Net income (loss)	(31,826)				(25,695)		(25,695)	(6,131)
Disposal of equity interests of AM Film and AirMedia Lianhe to non-controlling interest	3,088		1,433				1,433	1,655
Profit distribution to non-controlling interest	(83)							(83)
Capital contribution from non-controlling interests	11,241		6,463				6,463	4,778
Ending Balance, shares at Dec. 31, 2014		119,942,413
Ending Balance at Dec. 31, 2014	268,872	$ 128	323,167	(9,236)	(99,138)	33,815	248,736	20,136
Ordinary shares issued for share based compensation, shares		4,453,232
Ordinary shares issued for share based compensation	4,825			5,458	(633)		4,825
Share-based compensation	598		598				598
Foreign currency translation adjustment	(11,478)					(10,887)	(10,887)	(591)
Net income (loss)	142,912				149,647		149,647	(6,735)
Profit distribution to non-controlling interest	(891)							(891)
Capital contribution to Guangzhou Meizheng			(459)				(459)	459
Capital contribution from non-controlling interests	1,313		271				271	1,042
Acquisition of equity interests from non-controlling interests shareholders	(8,518)		(6,163)				(6,163)	(2,355)
Ending Balance, shares at Dec. 31, 2015		124,395,645
Ending Balance at Dec. 31, 2015	$ 397,633	$ 128	317,414	(3,778)	49,876	22,928	386,568	11,065
Stock option exercised, shares	1,234,134	1,234,134
Stock option exercised	$ 1,334	$ 0		1,427	(93)		1,334
Share-based compensation	773		773				773
Foreign currency translation adjustment	(24,140)					(23,220)	(23,220)	(920)
Net income (loss)	(89,242)				(65,625)		(65,625)	(23,617)
Capital contribution from non-controlling interests	11,195		3,477				3,477	7,718
Acquisition of equity interests from non-controlling interests shareholders	(30,956)		(34,570)				(34,570)	3,614
Ending Balance, shares at Dec. 31, 2016		125,629,779
Ending Balance at Dec. 31, 2016	$ 266,597	$ 128	$ 287,094	$ (2,351)	$ (15,842)	$ (292)	$ 268,737	$ (2,140)